WARRANT LIABILITY (Tables)	9 Months Ended
Sep. 30, 2014
WARRANT LIABILITY [Abstract]
Schedule of Warrant Liability

The assumptions used in connection with the valuation of warrants issued utilizing the binomial lattice valuation model were as follows:

	September 30, 2014	Initial Measurement March 11, 2014

Number of shares underlying the warrants	20,400,000	20,400,000
Exercise price	$0.3125	$0.3125
Volatility	28.3%	28.3%
Risk-free interest rate	1.60%	1.62%
Expected dividend yield	0	0
Expected warrant life (years)	4.44	5
Stock Price	$0.224	$0.240